                                PRIME PORTFOLIO
                             CASH MANAGEMENT CLASS

                       Supplement dated December 14, 2000
                      to the Prospectus dated June 1, 2000


The following replaces in its entirety the second paragraph appearing under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the Prospectus:

                  "The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:

         o   securities issued by the U.S. Government or its agencies;
         o bankers' acceptances, certificates of deposit and time deposits from banks;
         o   repurchase agreements;
         o   commercial paper;
         o   taxable municipal securities; and
         o   master notes.

         The maturities of delayed delivery and when-issued securities may, however, be more than 60 days."

                                PRIME PORTFOLIO
                              INSTITUTIONAL CLASS

                       Supplement dated December 14, 2000
                      to the Prospectus dated June 1, 2000


The following replaces in its entirety the second paragraph appearing under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the Prospectus:

                  "The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:

         o   securities issued by the U.S. Government or its agencies;
         o bankers' acceptances, certificates of deposit and time deposits from banks;
         o   repurchase agreements;
         o   commercial paper;
         o   taxable municipal securities; and
         o   master notes.

         The maturities of delayed delivery and when-issued securities may, however, be more than 60 days."

                                PRIME PORTFOLIO
                           PERSONAL INVESTMENT CLASS

                       Supplement dated December 14, 2000
                      to the Prospectus dated June 1, 2000


The following replaces in its entirety the second paragraph appearing under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the Prospectus:

                  "The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:

         o   securities issued by the U.S. Government or its agencies;
         o bankers' acceptances, certificates of deposit and time deposits from banks;
         o   repurchase agreements;
         o   commercial paper;
         o   taxable municipal securities; and
         o   master notes.

         The maturities of delayed delivery and when-issued securities may, however, be more than 60 days."

                                PRIME PORTFOLIO
                            PRIVATE INVESTMENT CLASS

                       Supplement dated December 14, 2000
                      to the Prospectus dated June 1, 2000


The following replaces in its entirety the second paragraph appearing under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the Prospectus:

                  "The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:

         o   securities issued by the U.S. Government or its agencies;
         o bankers' acceptances, certificates of deposit and time deposits from banks;
         o   repurchase agreements;
         o   commercial paper;
         o   taxable municipal securities; and
         o   master notes.

         The maturities of delayed delivery and when-issued securities may, however, be more than 60 days."

                                PRIME PORTFOLIO
                                 RESERVE CLASS

                       Supplement dated December 14, 2000
                      to the Prospectus dated June 1, 2000


The following replaces in its entirety the second paragraph appearing under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the Prospectus:

                  "The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:

         o   securities issued by the U.S. Government or its agencies;
         o bankers' acceptances, certificates of deposit and time deposits from banks;
         o   repurchase agreements;
         o   commercial paper;
         o   taxable municipal securities; and
         o   master notes.

         The maturities of delayed delivery and when-issued securities may, however, be more than 60 days."

                                PRIME PORTFOLIO
                                 RESOURCE CLASS

                       Supplement dated December 14, 2000
                      to the Prospectus dated June 1, 2000


The following replaces in its entirety the second paragraph appearing under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the Prospectus:

                  "The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:

         o   securities issued by the U.S. Government or its agencies;
         o bankers' acceptances, certificates of deposit and time deposits from banks;
         o   repurchase agreements;
         o   commercial paper;
         o   taxable municipal securities; and
         o   master notes.

         The maturities of delayed delivery and when-issued securities may, however, be more than 60 days."

                           SHORT-TERM INVESTMENTS CO.

                                PRIME PORTFOLIO
                            (CASH MANAGEMENT CLASS)
                             (INSTITUTIONAL CLASS)
                          (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                (RESERVE CLASS)
                                (RESOURCE CLASS)

                       Supplement dated December 14, 2000
         to the Statement of Additional Information dated June 1, 2000

Effective September 30, 2000, Charles T. Bauer retired from his positions as an officer and director of the Company and Robert H. Graham succeeded Mr. Bauer as Chairman of the Board.

The following information is added to the table appearing under the heading "GENERAL INFORMATION ABOUT THE COMPANY - Directors and Officers" on page B-3 of the Statement of Additional Information:

------------------------------------------ ---------------- --------------------------------------------------------------
                                           POSITIONS HELD
         "NAME, ADDRESS AND AGE            WITH REGISTRANT              PRINCIPAL OCCUPATION DURING AT LEAST
                                                                                  THE PAST 5 YEARS
------------------------------------------ ---------------- --------------------------------------------------------------
------------------------------------------ ---------------- --------------------------------------------------------------

ALBERT R.  DOWDEN  (59)                        Director     Chairman of the Board of Directors, The Cortland Trust
1815 Central Park Drive                                     (investment company) and DHJ Media, Inc.; and Director,
P.O. Box 774000-PMB #222                                    Magellan Insurance Company.  Formerly, Director, President
Steamboat Springs, CO  80477                                and Chief Executive Officer, Volvo Group North America,
                                                            Inc.; Senior Vice President, AB Volvo; and Director, The
                                                            Hertz Corporation, Genmar Corporation (boat manufacturer),
                                                            National Media Corporation and Annuity and Life Re
                                                            (Holdings), Ltd."
------------------------------------------ ---------------- --------------------------------------------------------------

The following paragraph replaces in its entirety the fourth paragraph appearing under the heading "INVESTMENT PRPOGRAM AND RESTRICTIONS - Investment Policies - Investment Practices" on page B-22 of the Statement of Additional Information:

                  "PURCHASING DELAYED DELIVERY AND WHEN-ISSUED SECURITIES. The Portfolio may enter into delayed agreements and may purchase securities on a "when-issued" basis. The maturities of delayed delivery and "when-issued" securities may be more than 60 days."

The following paragraph replaces in its entirety the sixth paragraph appearing under the heading "INVESTMENT PRPOGRAM AND RESTRICTIONS - Investment Policies - Investment Practices" on page B-22 of the Statement of Additional Information:

                  "Debt securities are sometimes offered on a "when-issued" basis; that is, the date for delivery for the securities is not fixed at the date of purchase but is set after the securities are issued (normally within forty-five days after the date of the transaction). The payment obligation and the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. The Portfolio will only make commitments to purchase such debt securities with the intention of actually acquiring the securities, but the Portfolio may sell these securities before the settlement date if it is deemed advisable."